TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information

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Transamerica MSCI EAFE Index VP

Transamerica S&P 500 Index VP

(each, a “portfolio” and, together, the “portfolios”)

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Effective immediately, the information below supplements and supersedes certain corresponding information contained in the Prospectus, applicable Summary Prospectus and Statement of Additional Information concerning the portfolios.

Effective immediately, the portfolios are modifying their diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that each portfolio intends to be diversified in approximately the same proportion as the portfolio’s benchmark index is diversified. The portfolio may become “non-diversified,” as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the portfolio’s benchmark index. Shareholder approval will not be sought if the portfolio crosses from diversified to non-diversified status under such circumstances.

Transamerica MSCI EAFE Index VP

The first paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus concerning the portfolio are deleted in their entirety and replaced with the following:

Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and Global Depositary Receipts (“GDRs”)) or in other investments in an effort to create a portfolio of securities with generally the same risk and return characteristics of the Index, including index futures contracts. The Index is designed to represent the performance of approximately 1,000 large and mid-cap securities across 21 developed markets, primarily from Europe, Australia, Asia and the Far East, and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index, which is constructed and maintained by MSCI Inc., is normally rebalanced and reconstituted each February, May, August and November. The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The portfolio is classified as “diversified” under the Investment Company Act of 1940; however, the portfolio may become “non-diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more constituents of the Index). To the extent the portfolio is non-diversified, the portfolio will invest a relatively high percentage of its assets in a limited number of issuers.

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Transamerica S&P 500 Index VP

The first paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus concerning the portfolio are deleted in their entirety and replaced with the following:

Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index (the “Index”)1. Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes, including index futures contracts. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the Index are weighted according to their float adjusted capitalizations. The Index, which is constructed and maintained by S&P Dow Jones Indices LLC, is normally rebalanced each March, June, September and December, and is reconstituted on an as needed basis and on pre-determined dates as Index constituents change in size. The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The portfolio is classified as “diversified” under the Investment Company Act of 1940; however, the portfolio may become “non-diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more constituents of the Index). To the extent the portfolio is non-diversified, the portfolio will invest a relatively high percentage of its assets in a limited number of issuers.

1Standard & Poor’s does not sponsor the portfolio, nor is it affiliated in any way with the portfolio or the portfolio’s advisers. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “Standard & Poor’s 500®” are trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in the portfolio.

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Transamerica MSCI EAFE Index VP

Transamerica S&P 500 Index VP

The following risk is added as a key risk following the “Large Capitalization Companies” risk in the “PrincipalRisks” section of the Prospectus and the Summary Prospectuses for each portfolio:

Non-Diversification - To the extent the portfolio becomes “non-diversified” for periods of time solely as a result of tracking the Index, the portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.

The “Non-Diversification” risk in the “More on the Risks of Investing in Each Portfolio” section of the Prospectus is deleted in its entirety and replaced with the following:

Non-Diversification (Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP): To the extent a portfolio becomes “non-diversified” for periods of time solely as a result of tracking its respective index, the portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.

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STATEMENT OF ADDITIONAL INFORMATION

The third paragraph in the “General Description of the Trust and the Portfolios” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Each portfolio is classified as diversified under the 1940 Act, except for Transamerica American Funds Managed Risk VP, Transamerica Market Participation Strategy VP, Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP and Transamerica ProFund UltraBear VP, which are classified as non-diversified. In seeking to track an index, Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP may become non-diversified, as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of its respective index. To the extent Transamerica MSCI EAFE Index VP or Transamerica S&P 500 Index VP becomes non-diversified solely as a result of tracking its respective index (e.g., changes in weightings of one or more component securities), such portfolio will not seek shareholder approval if the portfolio shifts from diversified to non-diversified status under such circumstances. Each portfolio (whether diversified or non-diversified for purposes of the 1940 Act) intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the portfolio of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code may severely limit the investment flexibility of a portfolio and may make it less likely that the portfolio will meet its investment objective.

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Investors Should Retain this Supplement for Future Reference

November 24, 2025